Share capital (Details)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 02, 2021 $ / shares shares	Apr. 25, 2021 $ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€) € / shares	Sep. 30, 2019 USD ($)
Share capital
Share capital	$ 11,007			$ 158	€ 129	$ 158
Number of ordinary shares	110,073,430	12,973,270
Par value per share | (per share)	$ 0.0001	$ 0.0001	$ 1		€ 0.0001